SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2017
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
Financial expenses, net:

	Year ended December 31,
	2017	2016	2015

Income:

Interest on cash equivalents, bank deposits and restricted cash	$447	$1,027	$549
Other	355	81	-

	802	1,108	549
Expenses:

Interest with respect to bank credit, loans and other	844	1,098	1,539
Exchange rate differences	226	452	3,887
Bank charges	3,857	4,323	2,344
Other	182	78	22

	5,109	5,951	7,792

Total financial expenses, net	$4,307	$4,843	$7,243

Schedule of Earnings (loss) per share
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:

	Year ended December 31,
	2017	2016	2015
Numerator for basic and diluted earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares:
From continuing operations	$6,801	$(4,837)	$(52,134)
From discontinued operations	-	-	(200)

	6,801	(4,837)	(52,334)

2.	Denominator (number of shares in thousands):

Denominator for basic net loss per share -
Weighted average number of shares	54,681	51,970	45,026
Add-employee stock options	171	*) -	*) -

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	54,852	51,970	45,026

*)	Anti-dilutive.